INVESTMENTS, DEBT AND DERIVATIVES - Reconciliation of movements in contingent consideration (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2015
Warid Telecom (Pvt) Limited
Reconciliation of changes in fair value measurement, liabilities [abstract]
Proportion of voting rights		100.00%
Warid Telecom (Pvt) Limited | Pakistan Mobile Communications Limited
Reconciliation of changes in fair value measurement, liabilities [abstract]
Consideration in kind		15.00%
Contingent consideration period		4 years
Contingent consideration | Level 3 | At fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
As of December 31, 2019	$ 41
Fair value changes recognized in the income statement	(41)
As of June 30, 2020	$ 0